REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue by type
Revenue	$ 2,833	$ 2,859	$ 5,476	$ 5,712
Gold
Revenue by type
Revenue	2,584	2,597	4,995	5,108
Spot market sales
Revenue by type
Revenue	2,490	2,524	4,816	4,950
Concentrate sales
Revenue by type
Revenue	97	77	174	158
Gold provisional pricing adjustments [Member]
Revenue by type
Revenue	(3)	(4)	5	0
Copper
Revenue by type
Revenue	189	211	360	498
Copper concentrate [Member]
Revenue by type
Revenue	200	263	359	534
Copper provisional pricing adjustments [Member]
Revenue by type
Revenue	(11)	(52)	1	(36)
Other sales
Revenue by type
Revenue	$ 60	$ 51	$ 121	$ 106